INSURANCE GROUP STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Insurance Group Statutory Financial Information [Abstract]
Insurance Group Statutory Financial Information
INSURANCE GROUP STATUTORY FINANCIAL INFORMATION
AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable’s statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve (“AVR”) totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.
At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.
In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.
At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.
Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.